Form N-1A Cover	Jun. 24, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	RBB FUND TRUST
Entity Central Index Key	0001618627
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 24, 2025
Prospectus Date	Dec. 31, 2024